Post-Employment Benefit Obligations - Summary of Assets Affected by Plans and Invested in Shares, Leases and Real Estate Owned (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Total	$ 20,564	$ 20,522
Real Estate [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total	$ 20,564	$ 20,522